Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	492.73
Maximum Aggregate Offering Price	$ 98,546,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,609.20
Offering Note	Amount Registered covers shares of Common Stock, par value $1.00 per share ("Common Stock"), of Valmont Industries, Inc. (the "Registrant") to be issued under the Valmont 2026 Employee Stock Purchase Plan. In addition to the shares set forth in the table, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares registered includes an indeterminate number of additional shares of Common Stock which may become issuable by reason of any stock split, stock dividend, recapitalization or similar transaction. Maximum Offering Price Per Unit is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act and based upon the average of the high and low sales prices of the Registrant's Common Stock as reported on the New York Stock Exchange on April 24, 2026.